FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21306
                                  ----------

                          FRANKLIN MUTUAL RECOVERY FUND
                          -----------------------------
               (Exact name of registrant as specified in charter)

             101 JOHN F. KENNEDY PARKWAY, SHORT HILLS, NJ 07078-2705
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (210) 912-2100
                                                    --------------

Date of fiscal year end:   03/31
                         -----------

Date of reporting period:  6/30/09
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


Franklin Mutual Recovery Fund

QUARTERLY STATEMENT OF INVESTMENTS
JUNE 30, 2009

CONTENTS

Statement of Investments ..............    3
Notes to Statement of Investments .....   10

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - Templeton - MUTUAL SERIES


                     Quarterly Statement of Investments | 1

                      This page intentionally left blank.

Franklin Mutual Recovery Fund

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED)

                                                                                                   SHARES/WARRANTS/
                                                                                     COUNTRY       CONTRACTS/RIGHTS     VALUE
                                                                                  --------------   ----------------   ------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS 66.2%
          AIRLINES 2.0%
      (a) ACE Aviation Holdings Inc., A .......................................       Canada             98,590       $    449,312
      (a) Delta Air Lines Inc. ................................................    United States        517,005          2,993,459
   (a, b) Northwest Airlines Corp., Contingent Distribution ...................    United States      7,455,000              4,696
                                                                                                                      ------------
                                                                                                                         3,447,467
                                                                                                                      ------------
          AUTO COMPONENTS 0.2%
(a, b, c) Collins & Aikman Products Co., Contingent Distribution ..............    United States         53,682                537
(a, b, c) Dana Holding Corp., Contingent Distribution .........................    United States        661,000                 --
   (a, d) IACNA Investor LLC ..................................................    United States         10,457                104
(a, d, e) International Automotive Components Group Brazil LLC ................       Brazil            185,241            165,872
(a, d, e) International Automotive Components Group Japan LLC .................        Japan             16,213             44,850
(a, d, e) International Automotive Components Group LLC .......................     Luxembourg          660,308            149,824
(a, d, e) International Automotive Components Group NA LLC, A .................    United States        299,438             11,409
                                                                                                                      ------------
                                                                                                                           372,596
                                                                                                                      ------------
          BEVERAGES 3.3%
          Carlsberg AS, B .....................................................       Denmark            34,249          2,196,400
          Lion Nathan Ltd. ....................................................      Australia           78,801            734,168
          Pepsi Bottling Group Inc. ...........................................    United States         64,957          2,198,145
          PepsiAmericas Inc. ..................................................    United States         24,115            646,523
                                                                                                                      ------------
                                                                                                                         5,775,236
                                                                                                                      ------------
          CHEMICALS 1.0%
          NOVA Chemicals Corp. ................................................       Canada            291,970          1,731,382
                                                                                                                      ------------
          COMMERCIAL BANKS 0.6%
   (a, d) Elephant Capital Holdings Ltd. ......................................        Japan                721                 --
   (a, d) First Chicago Bancorp ...............................................    United States        410,714          1,035,870
   (a, d) NCB Warrant Holdings Ltd., A ........................................        Japan             31,928                 --
                                                                                                                      ------------
                                                                                                                         1,035,870
                                                                                                                      ------------
          COMMUNICATIONS EQUIPMENT 0.9%
      (a) Emulex Corp. ........................................................    United States        160,300          1,567,734
                                                                                                                      ------------
          COMPUTERS & PERIPHERALS 1.5%
      (a) Sun Microsystems Inc. ...............................................    United States        282,400          2,603,727
                                                                                                                      ------------
          CONSUMER FINANCE 2.5%
(a, d, e) CB FIM Coinvestors LLC ..............................................    United States      1,439,821          3,287,399
   (a, d) Cerberus CG Investor I LLC ..........................................    United States      1,874,481            356,152
   (a, d) Cerberus CG Investor II LLC .........................................    United States      1,874,481            356,152
   (a, d) Cerberus CG Investor III LLC ........................................    United States        937,240            178,076
   (a, d) Cerberus FIM Investors Holdco LLC ...................................    United States      1,801,197            131,127
                                                                                                                      ------------
                                                                                                                         4,308,906
                                                                                                                      ------------
          DIVERSIFIED FINANCIAL SERVICES 0.0%
   (a, c) Fortis, rts., 7/01/14 ...............................................       Belgium           221,485                 --
   (a, d) GLCP Harrah--s Investment LP ........................................    United States      4,502,725                 --
                                                                                                                      ------------
                                                                                                                                --
                                                                                                                      ------------


                     Quarterly Statement of Investments | 3

Franklin Mutual Recovery Fund

                                                                                                   SHARES/WARRANTS/
                                                                                     COUNTRY       CONTRACTS/RIGHTS       VALUE
                                                                                  --------------   ----------------   ------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          DIVERSIFIED TELECOMMUNICATION SERVICES 1.9%
   (a, d) AboveNet Inc. .......................................................    United States         41,983       $  3,399,783
   (a, d) AboveNet Inc., stock grant, grant price $20.95, expiration date
             9/09/13 ..........................................................    United States             55              3,302
                                                                                                                      ------------
                                                                                                                         3,403,085
                                                                                                                      ------------
          FOOD & STAPLES RETAILING 2.9%
   (f, g) CVS Caremark Corp. ..................................................    United States        159,505          5,083,424
                                                                                                                      ------------
          FOOD PRODUCTS 1.5%
      (f) Cadbury PLC .........................................................   United Kingdom        304,393          2,594,315
                                                                                                                      ------------
          HEALTH CARE PROVIDERS & SERVICES 2.6%
   (a, g) Community Health Systems Inc. .......................................    United States        179,834          4,540,809
                                                                                                                      ------------
          HOTELS, RESTAURANTS & LEISURE 0.0%(h)
      (a) Trump Entertainment Resorts Inc. ....................................    United States         70,164             11,928
                                                                                                                      ------------
          INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 5.1%
          Constellation Energy Group ..........................................    United States        233,458          6,205,314
      (a) NRG Energy Inc. .....................................................    United States        104,841          2,721,672
                                                                                                                      ------------
                                                                                                                         8,926,986
                                                                                                                      ------------
          INSURANCE 6.2%
   (a, d) Imagine Group Holdings Ltd. .........................................       Bermuda           287,034          2,614,794
          IPC Holdings Ltd. ...................................................    United States         62,930          1,720,506
   (a, d) Symetra Financial ...................................................    United States        445,440          6,530,150
                                                                                                                      ------------
                                                                                                                        10,865,450
                                                                                                                      ------------
          IT SERVICES 1.0%
      (a) Alliance Data Systems Corp. .........................................    United States         44,125          1,817,509
                                                                                                                      ------------
          MACHINERY 0.4%
(a, d, e) Motor Coach Industries International Inc. ...........................    United States            574            746,487
                                                                                                                      ------------
          MEDIA 7.7%
      (a) Adelphia Recovery Trust .............................................    United States     11,280,134            282,003
   (a, b) Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent
             Distribution .....................................................    United States      1,018,915            193,594
   (a, b) Century Communications Corp., Contingent Distribution ...............    United States      2,826,000                 --
          News Corp., A .......................................................    United States        289,800          2,640,078
      (g) Time Warner Cable Inc. ..............................................    United States        114,273          3,619,026
          Virgin Media Inc. ...................................................   United Kingdom        717,289          6,706,652
                                                                                                                      ------------
                                                                                                                        13,441,353
                                                                                                                      ------------
          METALS & MINING 1.0%
          BHP Billiton PLC, ADR ...............................................   United Kingdom         38,500          1,750,210
                                                                                                                      ------------
          PAPER & FOREST PRODUCTS 3.8%
      (a) Domtar Corp. ........................................................   United States         136,465          2,262,590
          Weyerhaeuser Co. ....................................................   United States         145,670          4,432,738
                                                                                                                      ------------
                                                                                                                         6,695,328
                                                                                                                      ------------


                     4 | Quarterly Statement of Investments

Franklin Mutual Recovery Fund

                                                                                                   SHARES/WARRANTS/
                                                                                     COUNTRY       CONTRACTS/RIGHTS       VALUE
                                                                                  --------------   ----------------   ------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          PHARMACEUTICALS 11.0%
          Schering-Plough Corp. ...............................................    United States        321,880       $  8,085,626
      (g) Wyeth ...............................................................    United States        248,240         11,267,613
                                                                                                                      ------------
                                                                                                                        19,353,239
                                                                                                                      ------------
          REAL ESTATE INVESTMENT TRUST (REIT) 0.7%
      (a) Walter Investment Management Corp. ..................................    United States         91,930          1,220,830
                                                                                                                      ------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.4%
      (a) LSI Corp. ...........................................................    United States        825,799          3,765,644
          Maxim Integrated Products Inc. ......................................    United States        142,693          2,238,853
                                                                                                                      ------------
                                                                                                                         6,004,497
                                                                                                                      ------------
          TOBACCO 5.0%
      (a) Alliance One International Inc. .....................................    United States        941,380          3,577,244
          Japan Tobacco Inc. ..................................................        Japan                574          1,798,963
          Lorillard Inc. ......................................................    United States         51,460          3,487,444
                                                                                                                      ------------
                                                                                                                         8,863,651
                                                                                                                      ------------
          TRANSPORTATION INFRASTRUCTURE 0.0%(h)
      (a) Groupe Eurotunnel SA ................................................       France                962              5,451
      (a) Groupe Eurotunnel SA, wts., 12/30/11 ................................       France             27,397              4,343
                                                                                                                      ------------
                                                                                                                             9,794
                                                                                                                      ------------
          TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
          (COST $168,085,409) .................................................                                        116,171,813
                                                                                                                      ------------
          PREFERRED STOCKS 4.4%
          DIVERSIFIED FINANCIAL SERVICES 2.1%
      (g) Citigroup Inc., 8.125%, pfd., AA ....................................    United States        134,100          2,504,988
      (g) Citigroup Inc., 8.50% pfd., F .......................................    United States         60,600          1,132,008
                                                                                                                      ------------
                                                                                                                         3,636,996
                                                                                                                      ------------
          MACHINERY 2.3%
(a, d, e) Motor Coach Industries International Inc., pfd. .....................    United States          4,117          4,117,000
                                                                                                                      ------------
          TOTAL PREFERRED STOCKS (COST $5,737,441) ............................                                          7,753,996
                                                                                                                      ------------
          OPTIONS PURCHASED 0.4%
          PUT OPTIONS 0.4%
      (a) S&P 500 Index, exercise price $775, expiration date 12/19/09,
             contracts ........................................................    United States             75            195,000
      (a) S&P 500 Index, exercise price $800, expiration date 12/19/09,
             contracts ........................................................    United States             67            201,000
      (a) S&P 500 Index, exercise price $800, expiration date 3/20/10,
             contracts ........................................................    United States             54            238,680
                                                                                                                      ------------
          TOTAL OPTIONS PURCHASED (COST $1,203,407) ...........................                                            634,680
                                                                                                                      ------------


                     Quarterly Statement of Investments | 5

Franklin Mutual Recovery Fund

                                                                                                       PRINCIPAL
                                                                                     COUNTRY          AMOUNT (i)          VALUE
                                                                                  --------------   ----------------   ------------
          CORPORATE BONDS, NOTES & SENIOR FLOATING RATE INTERESTS 10.2%
      (j) Alliance Data Systems Corp., cvt., senior note, 144A, 4.75%,
             5/15/14 ..........................................................    United States        849,000       $    875,480
          American General Finance Corp., 5.85%, 6/01/13 ......................    United States         95,000             54,554
             senior note, J, 6.90%, 12/15/17 ..................................    United States      1,330,000            721,119
      (k) Boston Generating LLC, FRN,
             Revolver, 0.473%, 12/21/13 .......................................    United States         48,278             35,183
             Synthetic Letter of Credit, 0.473%, 12/21/13 .....................    United States        172,322            125,580
             Term Loan B, 2.56%, 12/21/13 .....................................    United States        759,630            553,581
   (d, l) Cerberus CG Investor I LLC, 12.00%, 7/31/14 .........................    United States      1,645,200            312,588
   (d, l) Cerberus CG Investor II LLC, 12.00%, 7/31/14 ........................    United States      1,645,200            312,588
   (d, l) Cerberus CG Investor III LLC, 12.00%, 7/31/14 .......................    United States        822,600            156,294
   (d, l) Cerberus FIM Investors Holdco LLC, 12.00%, 11/22/13 .................    United States      5,330,691            387,813
      (k) First Data Corp., Term Loan, FRN, 3.065%, 9/24/14,
             B-1 ..............................................................    United States        447,782            336,707
             B-2 ..............................................................    United States        627,907            472,500
             B-3 ..............................................................    United States        176,850            132,914
          Groupe Eurotunnel SA, cvt., sub. bond, NRS I,
             T2, 3.00%, 7/28/09 ...............................................       France              1,100 EUR          1,234
             T2, 3.00%, 7/28/09 ...............................................       France              1,773 GBP          3,063
             T3, 3.00%, 7/28/10 ...............................................       France          1,561,200 EUR      1,751,791
             T3, 3.00%, 7/28/10 ...............................................       France            805,919 GBP      1,392,320
      (j) Indianapolis Downs LLC, 144A,
             senior secured note, 11.00%, 11/01/12 ............................    United States      1,000,000            780,000
      (m)    senior secured sub. note, PIK, 15.50%, 11/01/13 ..................    United States      4,380,193          2,452,908
(c, e, k) International Automotive Components Group NA Inc., Revolver, FRN,
             5.75%, 1/18/14 ...................................................    United States         59,381             59,381
(d, e, l) International Automotive Components Group NA LLC, 9.00%, 4/01/17 ....    United States         90,167             40,912
(d, e, k) Pontus I LLC, junior note, 144A, FRN, 4.856%, 7/24/09 ...............    United States      1,689,702          1,621,359
(d, e, k) Pontus II Trust, junior profit-participating note, 144A, FRN, 7.66%,
             6/25/09 ..........................................................    United States        267,914            466,728
      (k) Realogy Corp., FRN,
             Delayed Draw Term B Loan, 4.177%, 10/10/13 .......................    United States        187,635            136,840
             Initial Term Loan B, 4.177%, 10/10/13 ............................    United States      1,034,816            754,676
             Revolver, 3.427%, 4/10/13 ........................................    United States      2,455,779          1,583,977
             Synthetic Letter of Credit, 0.185%, 10/10/13 .....................    United States        278,581            203,166
      (k) Texas Competitive Electric Holdings Co. LLC, FRN,
             Initial Tranche B-1 Term Loan, 3.821%, 10/10/14 ..................    United States      2,255,880          1,613,895
             Term Loan B3, 3.821%, 10/10/14 ...................................    United States        534,925            383,474
             Tranche B-2 Term Loan, 3.821%, 10/10/14 ..........................    United States        356,082            255,333
                                                                                                                      ------------
          TOTAL CORPORATE BONDS, NOTES & SENIOR FLOATING RATE INTERESTS
             (COST $33,859,874) ...............................................                                         17,977,958
                                                                                                                      ------------
          CORPORATE BONDS, NOTES & SENIOR FLOATING RATE INTERESTS IN
          REORGANIZATION 9.7%
      (k) Charter Communications Operating LLC, FRN,
             Incremental Term Loan, 9.25%, 3/06/14 ............................    United States        538,312            530,573
             Term Loan B, 6.25%, 3/06/14 ......................................    United States      3,064,772          2,779,365
      (k) Quebecor World Inc., DIP Term Loan, FRN, 8.25%, 7/21/09 .............       Canada          3,311,237          3,220,178


                     6 | Quarterly Statement of Investments

Franklin Mutual Recovery Fund

                                                                                                       PRINCIPAL
                                                                                      COUNTRY          AMOUNT(i)          VALUE
                                                                                  --------------   ----------------   ------------
          CORPORATE BONDS, NOTES & SENIOR FLOATING RATE INTERESTS IN
          REORGANIZATION (CONTINUED)
   (k, l) Smurfit-Stone Container Canada Inc., FRN,
             2.57%, 11/01/09 .......................................                   Canada         1,424,381       $  1,296,186
             Term Loan C-1, 2.44%, 11/01/11 ........................                   Canada           559,027            512,442
   (k, l) Smurfit-Stone Container Enterprises, FRN,
             3.25%, 11/01/09 .......................................               United States      4,294,577          3,908,065
             L/C Deposit-Funded Commitment, 1.313%, 11/01/10 .......               United States        861,996            790,164
             Term Loan B, 2.44%, 11/01/11 ..........................               United States        980,975            899,227
             Term Loan C, 2.44%, 11/01/11 ..........................               United States      1,848,979          1,694,898
(k, l, n) Spectrum Brands Inc., FRN,
             Dollar Term Loan B, 8.00%, 4/01/13 ....................               United States        195,031            174,878
             Euro Term Loan, 5.41%, 4/01/13 ........................               United States        613,450 EUR        750,721
             Letter of Credit Commitment, 6.25%, 4/01/13 ...........               United States          9,966              8,936
      (l) Trump Entertainment Resorts Inc., 8.50%, 6/01/15 .........               United States      2,801,691            360,718
   (e, l) Wimar OPCO LLC/Finance Corp., senior sub. note,
          9.625%, 12/15/14 .........................................               United States     12,892,000            177,265
                                                                                                                      ------------
          TOTAL CORPORATE BONDS, NOTES & SENIOR FLOATING
          RATE INTERESTS
          IN REORGANIZATION (COST $24,042,381) .....................                                                    17,103,616
                                                                                                                      ------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $232,928,512) ......................................                                                   159,642,063
                                                                                                                      ------------
          SHORT TERM INVESTMENTS (COST $16,499,995) 9.4%
          U.S. GOVERNMENT AND AGENCY SECURITIES 9.4%
      (o) FHLB, 7/01/09 ............................................               United States     16,500,000         16,500,000
                                                                                                                      ------------
          TOTAL INVESTMENTS (COST $249,428,507) 100.3% .............                                                   176,142,063
          OPTIONS WRITTEN (0.1)% ...................................                                                      (101,012)
          SECURITIES SOLD SHORT (10.0)% ............................                                                   (17,645,935)
          OTHER ASSETS, LESS LIABILITIES 9.8% ......................                                                    17,231,881
                                                                                                                      ------------
          NET ASSETS 100.0% ........................................                                                  $175,626,997
                                                                                                                      ------------


                                                                                                       CONTRACTS
                                                                                                   ----------------
          OPTIONS WRITTEN 0.1%
          CALL OPTIONS 0.1%
          FOOD & STAPLES RETAILING 0.1%
          CVS Caremark Corp., Nov. 32.5 Calls, 11/21/09 ............               United States            381       $     78,105
                                                                                                                      ------------
          FOOD PRODUCTS 0.0%(h)
          Cadbury PLC, Sep. 5.6 Calls, 9/18/09 .....................              United Kingdom            110             10,407
                                                                                                                      ------------
          PHARMACEUTICALS 0.0%(h)
          Pfizer Inc., Aug. 16 Calls, 8/22/09 ......................               United States            500             12,500
                                                                                                                      ------------
          TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $147,053) .......                                                  $    101,012
                                                                                                                      ------------


                                                                                                        SHARES
                                                                                                   ----------------
          SECURITIES SOLD SHORT 10.0%
          DIVERSIFIED FINANCIAL SERVICES 2.1%
          Citigroup Inc. ...........................................               United States      1,232,460       $ 3,660,406
                                                                                                                      ------------
          ELECTRIC UTILITIES 0.7%
          Exelon Corp. .............................................               United States         25,189         1,289,929
                                                                                                                      ------------


                     Quarterly Statement of Investments | 7

Franklin Mutual Recovery Fund


                                                                                      COUNTRY           SHARES            VALUE
                                                                                  --------------   ----------------   ------------
          SECURITIES SOLD SHORT (CONTINUED)
          MEDIA 1.7%
          News Corp., B.......................................................     United States        289,800       $  3,063,186
                                                                                                                      ------------
          METALS & MINING 1.0%
          BHP Billiton Ltd., ADR..............................................       Australia           32,000          1,751,360
                                                                                                                      ------------
          PHARMACEUTICALS 4.5%
          Merck & Co. Inc.....................................................     United States        185,628          5,190,159
          Pfizer Inc..........................................................     United States        179,393          2,690,895
                                                                                                                      ------------
                                                                                                                         7,881,054
                                                                                                                      ------------
          TOTAL SECURITIES SOLD SHORT (PROCEEDS $15,034,429)                                                          $ 17,645,935
                                                                                                                      ------------

(a)  Non-income producing.

(b) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(c) Security has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2009, the aggregate value of these securities was $59,918, representing 0.03% of net assets.

(d)  See Note 6 regarding restricted securities.

(e)  See Note 7 regarding other considerations.

(f) A portion or all of the security is held in connection with written option contracts open at year end.

(g) Security or a portion of the security has been segregated as collateral for securities sold short. At June 30, 2009, the value of securities and/or cash pledged amounted to $36,940,489.

(h)  Rounds to less than 0.1% of net assets.

(i)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(j) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2009, the aggregate value of these securities was $4,108,388, representing 2.34% of net assets.

(k)  The coupon rate shown represents the rate at period end.

(l) Defaulted security or security for which income has been deemed uncollectible.

(m)  Income may be received in additional securities and/or cash.

(n)  A portion or all of the security purchased on a delayed delivery basis.

(o)  The security is traded on a discount basis with no stated coupon rate.


                     8 | Quarterly Statement of Investments

Franklin Mutual Recovery Fund

At June 30, 2009, the Fund had the following forward exchange contracts outstanding.

                                                                            SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY              COUNTERPARTY   TYPE     QUANTITY    CONTRACT AMOUNT      DATE      APPRECIATION   DEPRECIATION
--------              ------------   ----   -----------   ---------------   ----------   ------------   ------------
British Pound ......      SSBT       Sell     4,074,377      $6,168,940       7/13/09      $     --     $  (534,734)
British Pound ......      SSBT        Buy     1,881,201       2,744,541       7/13/09       350,645              --
Euro ...............      SSBT       Sell     1,372,707       1,879,699       8/13/09            --         (45,623)
Euro ...............      HAND       Sell       465,000         633,158       8/13/09            --         (19,038)
Canadian Dollar ....      SSBT       Sell     3,066,570       2,473,041       8/31/09            --        (164,853)
Canadian Dollar ....      SSBT        Buy     2,545,820       2,069,617       8/31/09       120,322              --
Australian Dollar ..      SSBT       Sell       668,117         527,042       9/17/09            --          (7,737)
Australian Dollar ..      BANT       Sell       154,521         121,731       9/17/09            --          (1,951)
Australian Dollar ..      SSBT        Buy         3,700           2,945       9/17/09            17              --
Japanese Yen .......      SSBT       Sell   386,436,484       3,924,082      10/20/09            --         (92,204)
Japanese Yen .......      SSBT        Buy   213,040,084       2,198,596      10/20/09        15,558              --
Danish Krone .......      HAND       Sell    11,100,671       1,903,309      10/23/09            --        (183,863)
Danish Krone .......      SSBT       Sell     4,964,700         879,724      10/23/09            --         (53,749)
Danish Krone .......      BANT       Sell       983,100         182,974      10/23/09            --          (1,870)
Danish Krone .......      SSBT        Buy     6,922,934       1,200,104      10/23/09       101,561              --
                                                                                           --------     -----------
   Unrealized appreciation (depreciation) on forward exchange contracts .............       588,103      (1,105,622)
                                                                                           --------     -----------
      NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD EXCHANGE CONTRACTS ......                   $  (517,519)
                                                                                                        ===========

See Abbreviations on page 16.

                     See Notes to Statement of Investments.


                     Quarterly Statement of Investments | 9

Franklin Mutual Recovery Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

The Franklin Mutual Recovery Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end, continuously offered investment company.

2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value. Debt securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates


                    10 | Quarterly Statement of Investments

Franklin Mutual Recovery Fund

2. SECURITY VALUATION (CONTINUED)

used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets.

The Fund enters into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contacts, cash or securities may be required to be deposited as collateral.


                    Quarterly Statement of Investments | 11

Franklin Mutual Recovery Fund

3. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

The Fund purchases or writes option contracts in order to manage equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of a particular security, currency or index at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the security is adjusted by any premium paid or received. Upon expiration of an option, any premium paid or received is recorded as a realized loss or gain. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

4. FOREIGN CURRENCY CONTRACTS

The Fund enters into foreign exchange contracts in order to manage foreign exchange rate risk between the trade date and settlement date of securities transactions. A foreign exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

5. INCOME TAXES

At June 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................   $253,986,228
                                                ============
Unrealized appreciation .....................   $ 13,467,864
Unrealized depreciation .....................    (91,312,029)
                                                ------------
Net unrealized appreciation (depreciation) ..   $(77,844,165)
                                                ============

6. RESTRICTED SECURITIES

At June 30, 2009, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

 PRINCIPAL
  AMOUNT/
  SHARES/                                                      ACQUISITION
 CONTRACTS    ISSUER                                              DATES             COST         VALUE
-----------   ------------------------------------------   ------------------   -----------   -----------
     41,983   AboveNet Inc. ............................    9/03/03 - 8/08/08    $1,625,260    $3,399,783
         55   AboveNet Inc., stock grant, grant price
                 $20.95, expiration date 9/09/13 .......    4/17/06 - 9/08/06            --         3,302
  1,439,821   CB FIM Coinvestors LLC ...................    1/15/09 - 6/02/09     1,439,821     3,287,399
  1,874,481   Cerberus CG Investor I LLC ...............    7/26/07 - 6/17/08     1,868,061       356,152
  1,645,200   Cerberus CG Investor I LLC, 12.00%,
                 7/31/14 ...............................         7/26/07          1,645,200       312,588
  1,874,481   Cerberus CG Investor II LLC ..............    7/26/07 - 6/17/08     1,868,061       356,152


                     12 | Quarterly Statement of Investments

Franklin Mutual Recovery Fund

6. RESTRICTED SECURITIES (CONTINUED)

 PRINCIPAL
  AMOUNT/
  SHARES/                                                     ACQUISITION
 CONTRACTS    ISSUER                                             DATES              COST         VALUE
-----------   ------------------------------------------   ------------------   -----------   -----------
  1,645,200   Cerberus CG Investor II LLC, 12.00%,
                 7/31/14 ...............................        7/26/07         $ 1,645,200     $ 312,588
    937,240   Cerberus CG Investor III LLC .............    7/26/07 - 6/17/08       934,030       178,076
    822,600   Cerberus CG Investor III LLC, 12.00%,
                 7/31/14 ...............................        7/26/07             822,600       156,294
  1,801,197   Cerberus FIM Investors Holdco LLC ........   11/20/06 - 6/02/09     1,801,197       131,127
  5,330,691   Cerberus FIM Investors Holdco LLC,
                 12.00%, 11/22/13 ......................        11/21/06          5,330,691       387,813
        721   Elephant Capital Holdings Ltd. ...........   10/22/03 - 3/11/08        83,893            --
    410,714   First Chicago Bancorp ....................        11/16/06          5,749,996     1,035,870
  4,502,725   GLCP Harrah's Investment LP ..............        1/15/08           4,502,725            --
     10,457   IACNA Investor LLC .......................        7/24/08              10,709           104
    287,034   Imagine Group Holdings Ltd. ..............        8/31/04           2,939,659     2,614,794
    185,241   International Automotive Components
                 Group Brazil LLC ......................   4/13/06 - 12/26/08       124,262       165,872
     16,213   International Automotive Components
                 Group Japan LLC .......................   9/26/06 - 3/27/07        140,753        44,850
    660,308   (a)International Automotive Components
                 Group LLC .............................   3/15/06 - 4/04/08        660,479       149,824
     90,167   International Automotive Components
                 Group NA LLC, 9.00%, 4/01/17 ..........        3/30/07              91,519        40,912
    299,438   Internnational Automotive Components
                 Group NA LLC, A .......................   3/30/07 - 10/10/07       296,408        11,409
        574   Motor Coach Industries International
                 Inc. ..................................        4/17/09             660,852       746,487
      4,117   Motor Coach Industries International
                 Inc., pfd. ............................        4/17/09           4,117,000     4,117,000
     31,928   NCB Warrant Holdings Ltd., A .............   12/16/05 - 3/11/08     2,153,981            --
  1,689,702   Pontus I LLC, junior note, 144A, FRN,
                 4.856%, 7/24/09 .......................   1/22/08 - 2/25/08      2,351,438     1,621,359
    267,914   Pontus II Trust, junior
                 profit-participating
                 note, 144A, FRN, 7.66%, 6/25/09 .......        2/29/08             670,291       466,728
    445,440   Symetra Financial ........................        7/27/04           5,120,000     6,530,150
                                                                                              -----------
                 TOTAL RESTRICTED SECURITIES (15.05% of Net Assets) .......................   $26,426,633
                                                                                              ===========

(a) The Fund also invests in unrestricted securities of the issuer, valued at $59,381 as of June 30, 2009.

7. OTHER CONSIDERATIONS

Officers, directors or employees of the Fund's Investment Manager, may serve from time to time as members of bondholders' steering committees, official creditors' committees, or boards of directors of companies in which the Fund invests. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund's policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.


                     Quarterly Statement of Investments | 13

Franklin Mutual Recovery Fund

7. OTHER CONSIDERATIONS (CONTINUED)

Franklin Mutual Advisers, LLC (Franklin Mutual) serves as investment manager to certain special purpose entities that issue securities held by the Fund. Franklin Mutual is not compensated for such services and does not invest in or exercise control over such entities. As investment manager, Franklin Mutual is primarily responsible for recommending investments in unaffiliated issuers to be held by the special purpose entities. Securities issued by these special purpose entities are restricted under the Securities Act of 1933 and are deemed to be illiquid.

8. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157) establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund's assets and liabilities carried at fair value:

                                              LEVEL 1       LEVEL 2       LEVEL 3           TOTAL
                                           ------------   -----------   -----------     ------------
ASSETS:
   Investments in Securities:
   Equity Investments:(a)
      Airlines .........................   $  3,442,771   $     4,696   $        --     $  3,447,467
      Auto Components ..................             --            --       372,596          372,596
      Commercial Banks .................             --            --     1,035,870        1,035,870
      Consumer Finance .................             --            --     4,308,906        4,308,906
      Diversified Financial Services ...      3,636,996            --            --(b)     3,636,996
      Insurance ........................      1,720,506            --     9,144,944       10,865,450
      Machinery ........................             --            --     4,863,487        4,863,487
      Media ............................     12,965,756       475,597            --(b)    13,441,353
      All other Equity Investments(c) ..     81,953,684            --            --       81,953,684
   Options Purchased ...................        634,680            --            --          634,680
   Corporate Bonds, Notes & Senior
      Floating Rate Interests ..........             --    14,620,295     3,357,663       17,977,958


                     14 | Quarterly Statement of Investments

Franklin Mutual Recovery Fund

8. FAIR VALUE MEASUREMENTS (CONTINUED)

                                              LEVEL 1       LEVEL 2       LEVEL 3           TOTAL
                                           ------------   -----------   -----------     ------------
ASSETS: (CONTINUED)
   Investments in Securities: (CONTINUED)
   Corporate Bonds, Notes & Senior
      Floating Rate Interests in
      Reorganization ...................   $         --   $17,103,616   $        --     $ 17,103,616
   Short Term Investments ..............             --    16,500,000            --       16,500,000
                                           ------------   -----------   -----------     ------------
   Total Investements in Securities ....   $104,354,393   $48,704,204   $23,083,466     $176,142,063
                                           ============   ===========   ===========     ============
   Forward Exchange Contracts ..........   $         --   $   588,103   $        --     $    588,103
LIABILITIES:
   Options Written .....................        101,012            --            --          101,012
   Securities Sold Short ...............     17,645,935            --            --       17,645,935
   Forward Exchange Contracts ..........             --     1,105,622            --        1,105,622

(a)  Includes common and preferred stocks as well as other equity investments.

(b)  Includes securities determined to have no value at June 30, 2009.

(c) For detailed industry descriptions, see the accompanying Statement of Investments.

At June 30, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

                                                                                                                      NET CHANGE
                                                                                                                     IN UNREALIZED
                                                                                                                     APPRECIATION
                                                             NET CHANGE                                             (DEPRECIATION)
                                                                 IN                                                  ATTRIBUTABLE
                                                  NET        UNREALIZED        NET        TRANSFER                  TO ASSETS STILL
                                  BEGINNING     REALIZED    APPRECIATION    PURCHASES   IN (OUT) OF     ENDING          HELD AT
                                   BALANCE    GAIN (LOSS)  (DEPRECIATION)    (SALES)      LEVEL 3      BALANCE         PERIOD END
                                 -----------  -----------  --------------  -----------  -----------  -----------    ---------------
ASSETS
   Investments in Securities:
   Equity Investments:(a)
      Auto Components ........   $   144,267  $  (204,185)   $  466,368    $   (33,854) $        --  $   372,596       $ 251,250
      Commercial Banks .......     1,624,930           --      (589,060)            --           --    1,035,870        (589,060)
      Consumer Finance .......     4,165,674           --       111,686         31,546           --    4,308,906         111,686
      Diversified Financial
         Services ............            --           --            --             --           --           --(b)           --
      Diversified
         Telecommunication
         Services ............     2,099,978           --     1,167,240             --   (3,267,218)          --              --
      Health Care Providers &
         Services ............     1,483,224     (122,486)        6,345       (291,128)  (1,075,955)          --              --
      Insurance ..............     9,125,951           --        18,993             --           --    9,144,944          18,993
      Machinery ..............            --           --        85,635      4,777,852           --    4,863,487          85,635
      Media ..................            --           --            --             --           --           --(b)           --
      Corporate Bonds, Notes &
         Senior Floating Rate
         Interests ...........     8,530,767        2,807       954,745     (6,130,656)          --    3,357,663         477,552


                    Quarterly Statement of Investments | 15

Franklin Mutual Recovery Fund

8. FAIR VALUE MEASUREMENTS (CONTINUED)

                                                                                                                      NET CHANGE
                                                                                                                     IN UNREALIZED
                                                                                                                     APPRECIATION
                                                             NET CHANGE                                             (DEPRECIATION)
                                                                 IN                                                  ATTRIBUTABLE
                                                  NET        UNREALIZED        NET        TRANSFER                  TO ASSETS STILL
                                  BEGINNING     REALIZED    APPRECIATION    PURCHASES   IN (OUT) OF     ENDING          HELD AT
                                   BALANCE    GAIN (LOSS)  (DEPRECIATION)    (SALES)      LEVEL 3      BALANCE         PERIOD END
                                 -----------  -----------  --------------  -----------  -----------  -----------    ---------------
ASSETS (CONTINUED)
   Investments in Securities:
      (CONTINUED)
   Corporate Bonds, Notes &
   Senior Floating Rate
   Interests
      in Reorganization ......   $   380,381  $(2,823,446)   $3,295,449    $  (660,852) $  (191,532) $        --       $      --
                                 -----------  -----------    ----------    -----------  -----------  -----------       ---------
TOTAL ........................   $27,555,172  $(3,147,310)   $5,517,401    $(2,307,092) $(4,534,705) $23,083,466       $ 356,056
                                 ===========  ===========    ==========    ===========  ===========  ===========       =========

(a)  Includes common and preferred stocks as well as other equity investments.

(b)  Includes securities determined to have no value at June 30,2009.

9. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 21, 2009 and determined that no events have occurred that require disclosure.

ABBREVIATIONS

CURRENCY

EUR  - Euro
GBP  - British Pound

SELECTED PORTFOLIO

ADR  - American Depository Receipt
DIP  - Debtor-In-Possession
FHLB - Federal Home Loan Bank
FRN  - Floating Rate Note
L/C  - Letter of Credit
PIK  - Payment-In-Kind

COUNTERPARTY

BANT - Bank of America N.A.
HAND - Svenska Handelsbanken
SSBT - State Street Bank and Trust Co.


For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                    16 | Quarterly Statement of Investments


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Matthew T. Hinkle, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUTUAL RECOVERY FUND


By /s/LAURA F. FERGERSON
  ---------------------------------
       Laura F. Fergerson
       Chief Executive Officer -
       Finance and Administration
Date: August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  ---------------------------------
       Laura F. Fergerson
       Chief Executive Officer -
       Finance and Administration
Date: August 27, 2009


By /s/MATTHEW T. HINKLE
  -----------------------------------
      Matthew T. Hinkle
      Chief Financial Officer and
      Chief Accounting Officer
Date: August 27, 2009